Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Accrued vendor payments	$6,386	$4,510
Accrued ERC payments	9,044	8,909
Accrued underwriter fees	1,500	—
Accrued directors and officers insurance	2,518	—
Accrued employee-related expenses	7,751	6,473
Accrued engine expenses	4	1,139
Accrued tax expenses	746	526
Accrued interest	569	92
Other	187	128

	$28,705	$21,777